Document and Entity Information	Jun. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2023
Entity File Number	1-12494
Entity Registrant Name	CBL & ASSOCIATES PROPERTIES, INC.
Entity Central Index Key	0000910612
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1545718
Entity Address, Address Line One	2030 Hamilton Place Blvd.
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421-6000
City Area Code	423
Local Phone Number	855-0001
Title of 12(b) Security	Common Stock, $0.001 par value, with associated Stock Purchase Rights
Trading Symbol	CBL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false